Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($)			6 Months Ended
	Mar. 10, 2026	Feb. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Interest and finance costs-related party			$ 282,000	$ 48,000
Interest expense on finance lease liabilities			154,000	453,000
Right-of use assets			30,737,000		$ 26,314,000
Down payment advanced			$ 5,500,000	0
Weighted average remaining lease term			1 year 1 month 13 days
Weighted average implicit rate			2.96%
Annual Lease Payments [Abstract]
2027			$ 3,449,000
2028			22,343,000
Total undiscounted lease payments			25,792,000
Less: Discount based on implicit rate			(764,000)
Present value of finance lease liabilities			25,028,000
Finance lease liabilities, current			2,760,000		16,938,000
Finance lease liabilities, non-current			22,268,000		0
Nisea [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Addition to vessels, net	$ 26,287,000		26,287,000
Amortization of right-of use assets			272,000	716,000
Interest expense on finance lease liabilities			154,000	453,000
Right-of use assets			0	26,314,000
Dukeship [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use assets			926,000	0
Interest and finance costs-related party			282,000	$ 0
Right-of use assets		$ 31,663,000	$ 30,737,000		$ 0
Term of bareboat charter			18 months
Implicit borrowing rate		2.96%
Annual Lease Payments [Abstract]
Present value of finance lease liabilities		$ 26,163,000
Dukeship [Member] | Related Party [Member] | Seanergy [Member]
Right-of-Use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter			18 months
Down payment advanced		5,500,000
Daily bareboat rate		9,500
Purchase obligation		$ 22,050,000